Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity Shell Company	false
Entity File Number	1-14832
Entity Registrant Name	CELESTICA INC.
Entity Incorporation, State or Country Code	A6
Country of incorporation	Canada
Entity Address, Address Line One	5140 Yonge Street, Suite 1900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2N 6L7
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	CLS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001030894
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Contact Personnel Email Address	clsir@celestica.com
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	5140 Yonge Street, Suite 1900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2N 6L7
City Area Code	416
Local Phone Number	448-2211
Contact Personnel Name	Craig Oberg
SVS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	106,111,146
MVS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,600,193
Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0